Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Inventory, Net	$ 115,804	$ 86,246
Prime Coil Inventory [Member]
Flat-Roll raw material	85,483	63,113
Non-standard Coil Inventory [Member]
Flat-Roll raw material	17,030	13,082
Tubular Inventory [Member]
Flat-Roll raw material	4,185	5,193
Finished goods	$ 9,106	$ 4,858